Investments Accounted for Using the Equity Method - Summary of Aggregate Information of Associates that are Not Individually Material (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of associates and joint ventures [line items]
Net income	$ 62,249,997	$ 2,244,050	$ 28,651,900	$ 18,268,565
Other comprehensive income	406,016	14,637	495,313	(4,370,611)
Total comprehensive income	62,656,013	2,258,687	29,147,213	13,897,954
Associates that are not individually material [member]
Disclosure of associates and joint ventures [line items]
Net income	872,697	31,460	545,833	321,413
Other comprehensive income	3,624,403	130,656	2,784,094	1,401,453
Total comprehensive income	$ 4,497,100	$ 162,116	$ 3,329,927	$ 1,722,866